Debt - Summary of Syndicated Credit Agreement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt	$ 177,913	$ 54,636	$ 7,000
Syndicated Credit Agreement | Syndicated Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value of debt	84,000
Transaction costs	(1,313)
Accretion	223
Debt	$ 82,910